Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant And Equipment [Abstract]
Schedule Of Property, Plant And Equipment

	Land & Buildings	Plant & Equipment	Total

	(In millions)
Cost:
At January 1, 2010	$353.0	$304.5	$657.5
Additions	24.3	16.5	40.8
Disposals	(1.4)	(1.1)	(2.5)

At December 31, 2010	$375.9	$319.9	$695.8

Additions	19.4	9.4	28.8
Impairment	(29.8)	(14.6)	(44.4)
Disposals	(283.3)	(250.8)	(534.1)

At December 31, 2011	$82.2	$63.9	$146.1

Accumulated depreciation and impairment:
At January 1, 2010	$(143.1)	$(221.6)	$(364.7)
Charged in year	(13.4)	(21.5)	(34.9)
Impairment	(10.7)	(0.3)	(11.0)
Disposals	—	2.3	2.3

At December 31, 2010	$(167.2)	$(241.1)	$(408.3)

Charged in year	(8.6)	(11.3)	(19.9)
Impairment	21.5	12.9	34.4
Disposals	132.6	198.3	330.9

At December 31, 2011	(21.7)	(41.2)	(62.9)

Net book value: December 31, 2011	$60.5	$22.7	$83.2

Net book value: December 31, 2010	$208.7	$78.8	$287.5